Long Term Assets	12 Months Ended
Dec. 31, 2023
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31,
	2023	2022

Prepaid expenses	$174	$201
Other	$22	$59

	$196	$260